Offerings	Mar. 10, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 0.01 per share
Offering: 2
Offering:
Fee Previously Paid	false
Security Type	Debt
Security Class Title	Debt Securities
Offering: 3
Offering:
Fee Previously Paid	false
Security Type	Other
Security Class Title	Warrants
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	The amount to be registered consists of up to $100,000,000 aggregate offering price of an indeterminate amount of ordinary shares, debt securities and/or warrants of the registrant. There is also being registered hereunder such currently indeterminate number of (i) ordinary shares or other securities of the registrant as may be issued upon conversion, exchange or exercise, as applicable, of any debt securities or warrants, or (ii) ordinary shares or debt securities as may be issued upon exercise of warrants registered hereby, as the case may be, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form F-3 under the Securities Act.